Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,429	$ 465
Restricted cash included in Other current assets	23	9
Cash, cash equivalents and restricted cash in the statement of cash flows	$ 1,452	$ 474	$ 927	$ 622